Finance income and expenses, net	12 Months Ended
Dec. 31, 2017
Finance income and expenses, net [Abstract]
Finance income and expenses, net
29.	Finance income and expenses, net

	2017	2016	2015
Finance expenses		(Restated)	(Restated)
Interest of loans/debentures	(230,345)	(263,251)	(234,612)
Discounts granted	(17,414)	(14,650)	(15,727)
Interest for late payment to suppliers	(8,031)	(6,665)	(11,651)
Interest for late payment of taxes	(213,981)	(74,852)	(82,311)
Other finance expenses	(64,502)	(41,474)	(40,915)
Total finance expenses	(534,273)	(400,892)	(385,216)

Finance income
Interest income	7,968	19,195	10,946
Interest on investments	2,273	5,006	8,926
Other financial income	1,150	2,606	10,320
Discounts obtained on debentures (Note 14)	91,492	-	-
Interest of taxes credit (a)	6,848	26,815	-
Total finance income	109,731	53,622	30,192

Total finance expenses, net	(424,542)	(347,270)	(355,024)

(a)	Inflation adjustment related to income and social contribution tax and withheld INSS.